Investment property (Tables)	12 Months Ended
Dec. 31, 2024
Investment property [abstract]
Summary of Investment Property

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Cost
At January 1	32,389	33,647	4,690
Translation difference	1,258	(73)	(10)
At December 31	33,647	33,574	4,680
Accumulated depreciation
At January 1	27,633	29,544	4,118
Charge for the year	355	361	50
Translation difference	1,556	(504)	(70)
At December 31	29,544	29,401	4,098
Net carrying amount	4,103	4,173	582
Fair value	11,453	13,294	1,853
Consolidated statements of profit or loss:
Rental income from an investment property
- Minimum lease payments	154	156	22
Direct operating expenses (including repairs and maintenance) arising from the rental generating property	(720)	(668)	(93)

Summary of Fair Value Measurement of Investment Property

The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement
2024	Market comparison and cost method	Comparable price: -RMB 102 to RMB 570 (US$14 to US$79) per square foot	The estimated fair value increases with higher comparable price

2023	Market comparison and cost method	Comparable price: -RMB 189 to RMB 458 per square foot	The estimated fair value increases with higher comparable price